Summary Prospectus January 8, 2016
Virtus DFA 2045 Target Date Retirement Income Fund
A: VTATX	I: VTIDX	R6: VTDRX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at virtus.com/products/prospectuses.
You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.
The fund’s prospectus and SAI, both dated January 8, 2016, are incorporated by reference into this Summary Prospectus.

Investment Objective
The fund has an investment objective of providing total return, consistent with the fund’s current asset allocation. Total return is comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 71 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 84 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6
Management Fees	0.30%	0.30%	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	None
Other Expenses(a)	0.61%	0.61%	0.41%
Acquired Fund Fees and Expenses	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.38%	1.13%	0.93%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.31%)	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.07%	0.82%	0.62%

(a)
  Estimated for current fiscal year, as annualized.
(b)
  The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares and 0.40% for Class R6 Shares through December 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$678	$958
Class I	Sold or Held	$84	$328
Class R6	Sold or Held	$63	$265

Portfolio Turnover
A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The fund does not pay transaction costs when buying and selling shares of other mutual funds managed by the subadviser (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. As of the date of this prospectus, the fund has not commenced operations; therefore, portfolio turnover information for the fund is not shown here.
Investments, Risks and Performance
Principal Investment Strategies
The fund allocates its assets to Underlying Funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045 (the target date) and planning to withdraw their investment in the fund over many years after the target date. Over time, the fund’s allocation to the Underlying Funds is expected to change based on the asset allocation strategy, from generally being less conservative (having a higher allocation to equity Underlying Funds) to becoming increasingly more conservative (having a lower allocation to equity Underlying Funds), until reaching the “landing point,” which is 15 years after the target date when the fund reaches its final static asset allocation. The asset allocation strategy for the fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the fund may be able to support in retirement as an investor gets closer to the target date.
At its inception, the fund is expected to have a target allocation of 75% to 97% to equity Underlying Funds and a target allocation of approximately 3% to 25% to fixed income Underlying Funds, which would include exposure to long term and intermediate term U.S. Treasury Inflation-Protected Securities (“TIPS”). At its inception, the fund may invest in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities, such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, long, intermediate and short term TIPS, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Information about the Underlying Funds in which the fund may invest is described below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
Over time, the fund’s allocation to Underlying Funds in the various asset classes will change based on the asset allocation glide path and the relative performance of the Underlying Funds. As it approaches the target date, the fund will have a higher allocation to fixed income Underlying Funds invested mainly in long- and intermediate-term TIPS. After its target date, the fund will invest primarily in fixed income Underlying Funds focused on long- and intermediate-term TIPS and ultra-short term obligations. The fund will allocate 15% to 35% of its assets to global equity Underlying Funds and 65% to 85% of its assets to fixed income Underlying Funds at the time it reaches its target date. The asset allocation of the fund will continue to evolve after its target date until 15 years past retirement when the fund is expected to reach its final static asset allocation (also known as the “landing point”) of 15% to 25% of its assets allocated to global equity Underlying Funds and 75% to 85% of its assets allocated to fixed income Underlying Funds. Additional information about how the fund's asset allocation strategy changes over time and more detail about the fund's glide path appears below in the section entitled “More Information About Investment Objectives And Principal Investment Strategies.”
The domestic and international equity Underlying Funds may invest in equity securities across all market capitalization ranges and may invest in value stocks, depending on the focus of the pariticular equity Underlying Fund. The fixed income Underlying Funds principally invest in investment grade securities having short-, intermediate- or long-term maturities, depending on the focus of the particular fixed income Underlying Fund. The fund and certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Certain Underlying Funds use foreign currency contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for hedging interest rate exposure. The Underlying Funds may also lend their portfolio securities to generate additional income.
The fund does not provide guaranteed income or payouts, nor can it ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund's name.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s and the Underlying Funds’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Underlying Funds invest can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>
  Allocation Risk.  The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
>
  Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns.
>
  Fund of Funds Risk.  The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.
>
  New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.
The principal risks of investing in the Underlying Funds are:
>
  Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when ratings decline.
>
  Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.
>
  Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.
>
  Currency Rate Risk.  The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
>
  Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks or attempt to increase returns.
>
  Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
>
  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
>
  Foreign Government Debt Risk.  The risk that the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due.
>
  Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.
>
  Income Risk.  The risk that income received from the fund will vary widely over the short- and long-term.

>
  Interest Rate Risk.  Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.
>
  Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.
>
  Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>
  Risks of Investing for Inflation Protection.  The risks that inflation-linked securities will react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.
>
  Securities Lending Risk.  The risk that, through its investments in Underlying Funds that engage in securities lending, the fund may lose money if a borrower of the Underlying Fund’s securities fails to return loaned securities in a timely manner or at all.
>
  Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.
>
  Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.
Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Management
The fund’s investment adviser is Virtus Retirement Investment Advisers, Inc. (“VRIA”).
The fund’s subadviser is Dimensional Fund Advisors LP (“Dimensional”).
Portfolio Management
>
  Joseph H. Chi,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Chi has served as a Portfolio Manager of the fund since inception in January 2016.
>
  Jed S. Fogdall,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Fogdall has served as a Portfolio Manager of the fund since inception in January 2016.
>
  Joseph F. Kolerich,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Kolerich has served as a Portfolio Manager of the fund since inception in January 2016.
>
  David A. Plecha,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Plecha has served as a Portfolio Manager of the fund since inception in January 2016.
>
  Allen Pu,  Senior Portfolio Manager and Vice President of Dimensional, is a manager of the fund. Mr. Pu has served as a Portfolio Manager of the fund since inception in January 2016.
Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
•
  $2,500, generally
•
  $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts
•
  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans
Minimum additional investments applicable to Class A Shares:
•
  $100, generally
•
  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. R6 Shares are available only to funds advised or subadvised by VRIA or one of its affiliates, certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.
In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment.
No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.
Ask your financial advisor or visit your financial intermediary’s Web site for more information.

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074

8580	1-16